DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600




                                   February 28, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter U.S. Government Securities Trust
     File #2-86966
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on February 23, 1996.


                                   Very truly yours,

                                 /s/ Marilyn Cranney
                                   Marilyn Cranney
                                   Assistant Secretary



cc: Randolph Koch
    Sheldon Curtis


usgvt\497j.96